Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization and Description of Business

Note 1 – Organization and Description of Business

Description of Business

PARTS iD, Inc., a Delaware corporation (the “Company,” “PARTS iD,” “we” or “us”), is a technology-driven, digital commerce company focused on creating custom infrastructure and unique user experiences within niche markets. PARTS iD has a product portfolio comprising more than 17 million SKUs, an end-to-end digital commerce platform for both digital commerce and fulfillment, and a virtual shipping network comprising over 2,500 locations, nearly 5,000 active brands, and machine-learning algorithms for complex fitment industries such as vehicle parts and accessories. Management believes that the Company is a market leader and proven brand-builder, fueled by its commitment to delivering an engaging shopping experience; comprehensive, accurate and varied product offerings; and continued digital commerce innovation.

Merger between Legacy Acquisition Corp. and Onyx Enterprises Int’l, Corp.

On November 20, 2020, Legacy Acquisition Corp., a special purpose acquisition company and publicly traded “shell company” (as defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended) (“Legacy”), and Onyx Enterprises Int’l, Corp., a New Jersey corporation (“Onyx”), consummated a business combination (the “Business Combination”) pursuant to that Business Combination Agreement, dated as of September 18, 2020 (the “Business Combination Agreement”), by and among Legacy, Excel Merger Sub I, Inc., a Delaware corporation and an indirect wholly owned subsidiary of Legacy and directly owned subsidiary of Merger Sub 2 as defined below (“Merger Sub 1”), Excel Merger Sub II, LLC, a Delaware limited liability company and direct wholly owned subsidiary of Legacy (“Merger Sub 2”), Onyx, and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the stockholder representative, pursuant to which: (a) Merger Sub 1 merged with and into Onyx, with Onyx surviving as a direct wholly-owned subsidiary of Merger Sub 2, (b) Onyx merged with and into Merger Sub 2, with Merger Sub 2 surviving as direct wholly-owned subsidiary of Legacy, and (c) Legacy changed its name from Legacy Acquisition Corp. to PARTS iD, Inc. and Merger Sub 2 changed its name to PARTS iD, LLC.

At the effective time of the Business Combination, Legacy issued 24,950,958 shares of Class A common stock to Onyx shareholders and all outstanding shares of Legacy Class F common stock and warrants for Legacy Class A common stock were settled through a combination of cash, redemptions, cancellation and conversions into Class A common stock of the Company. In addition, all outstanding Onyx preferred shares were redeemed and settled through a combination of cash and issuance of Class A common stock of the Company.

The Business Combination was treated as a recapitalization and reverse acquisition for financial reporting purposes. Onyx is considered the acquirer for accounting purposes, and Legacy’s historical financial statements before the Business Combination have been replaced with the historical financial statements of Onyx in this and future filings with the SEC. Accordingly, the operations of the Company are primarily comprised of the historical operations of Onyx and the financial position and result of operations of Legacy have been incorporated into the Company’s consolidated financial statements beginning on November 20, 2020, the effective date of the Business Combination. Similarly, the outstanding number of common shares of Onyx, its par value and Additional paid in capital (APIC) as of December 31, 2019 were adjusted to reflect the exchange of shares and its par value of the legal acquirer, Legacy.

Note 1 – Organization and Description of Business

Description of Business

PARTS iD, Inc., a Delaware corporation (the “Company,” “PARTS iD,” “we” or “us”), is a technology-driven, digital commerce company focused on creating custom infrastructure and unique user experiences within niche markets. PARTS iD has a product portfolio comprising more than 17 million SKUs, an end-to-end digital commerce platform for both digital commerce and fulfillment, and a virtual shipping network comprising over 2,500 locations, nearly 5,000 active brands, and machine-learning algorithms for complex fitment industries such as vehicle parts and accessories. Management believes that the Company is a market leader and proven brand-builder, fueled by its commitment to delivering an engaging shopping experience; comprehensive, accurate and varied product offerings; and continued digital commerce innovation.

Merger between Legacy Acquisition Corp. and Onyx Enterprises Int’l, Corp.

On November 20, 2020, Legacy Acquisition Corp., a special purpose acquisition company and publicly traded “shell company” (as defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended) (“Legacy”), and Onyx Enterprises Int’l, Corp., a New Jersey corporation (“Onyx”), consummated a business combination (the “Business Combination”) pursuant to that Business Combination Agreement, dated as of September 18, 2020 (the “Business Combination Agreement”), by and among Legacy, Excel Merger Sub I, Inc., a Delaware corporation and an indirect wholly owned subsidiary of Legacy and directly owned subsidiary of Merger Sub 2 as defined below (“Merger Sub 1”), Excel Merger Sub II, LLC, a Delaware limited liability company and direct wholly owned subsidiary of Legacy (“Merger Sub 2”), Onyx, and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the stockholder representative, pursuant to which: (a) Merger Sub 1 merged with and into Onyx, with Onyx surviving as a direct wholly-owned subsidiary of Merger Sub 2, (b) Onyx merged with and into Merger Sub 2, with Merger Sub 2 surviving as direct wholly-owned subsidiary of Legacy, and (c) Legacy changed its name from Legacy Acquisition Corp. to PARTS iD, Inc. and Merger Sub 2 changed its name to PARTS iD, LLC.

At the effective time of the Business Combination, Legacy issued 24,950,958 shares of Class A common stock to Onyx shareholders and all outstanding shares of Legacy Class F common stock and warrants for Legacy Class A common stock were settled through a combination of cash, redemptions, cancellation and conversions into Class A common stock of the Company. In addition, all outstanding Onyx preferred shares were redeemed and settled through a combination of cash and issuance of Class A common stock of the Company.

The Business Combination was treated as a recapitalization and reverse acquisition for financial reporting purposes. Onyx is considered the acquirer for accounting purposes, and Legacy’s historical financial statements before the Business Combination have been replaced with the historical financial statements of Onyx in this and future filings with the SEC. Accordingly, the operations of the Company are primarily comprised of the historical operations of Onyx and the financial position and result of operations of Legacy have been incorporated into the Company’s consolidated financial statements beginning on November 20, 2020, the effective date of the Business Combination. Similarly, the outstanding number of common shares of Onyx, its par value and additional paid in capital (APIC) as of December 31, 2019 were adjusted to reflect the exchange of shares and its par value of the legal acquirer, Legacy.

COVID-19 Global Pandemic

The global spread of COVID-19 and related measures to contain its spread (such as government-mandated business closures and shelter in-place guidelines) have created significant volatility, uncertainty and economic disruption. Although the COVID-19 pandemic and related measures to contain its spread have not adversely affected the Company’s results of operations to date, they have adversely affected certain components of the Company’s business, including by increasing cancellations and shipping times. The extent to which the COVID-19 pandemic impacts the Company’s business, results of operations, financial condition and liquidity in the future will depend on numerous evolving factors that it cannot predict, including the duration and scope of the pandemic; any resurgence of the pandemic; governmental, business and individuals’ actions that have been and continue to be taken in response to the pandemic; the impact of the pandemic on national and global economic activity, unemployment levels and financial markets; the potential for shipping difficulties, including slowed deliveries to customers; and the ability of consumers to pay for products. The COVID-19 pandemic has generally resulted in a decrease in consumer spending, which could have an adverse impact on the Company through reduced consumer demand for its products and availability of inventory. Additionally, the COVID-19 pandemic has resulted in the Company’s employees working remotely for an indefinite period of time, which could negatively impact the Company’s business and harm productivity and collaboration.

If there is a prolonged impact of COVID-19, it could adversely affect the Company’s business, results of operations, financial condition and liquidity, perhaps materially. The future impact of COVID-19 and related containment measures cannot be predicted with certainty and may increase the Company’s borrowing costs and other costs of capital and otherwise adversely affect its business, results of operations, financial condition and liquidity, and the Company cannot assure that it will have access to external financing at times and on terms it considers acceptable, or at all, or that it will not experience other liquidity issues going forward.